Income Taxes - Deferred Income Taxes Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Future Income Tax (Expense) Benefits
Accrued payroll taxes and insurance	$ 30.6	$ 31.5
Employee compensation payable	26.6	31.7
Pension and postretirement benefits	60.7	57.5
Intangible assets	(146.8)	(144.7)
Repatriation of non-United States earnings	(164.8)	(132.0)
Intercompany loans denominated in foreign currencies	(74.2)	(61.2)
Net operating losses	92.7	106.5
Other	120.7	133.1
Valuation allowance	(86.3)	(95.9)
Total future tax (expense)	(140.8)	(73.5)
Deferred tax asset	81.4	83.9
Deferred tax liability	(222.2)	(157.4)
Total future tax (expense)	$ (140.8)	$ (73.5)